Accounts Receivable, Net - Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Receivables [Abstract]
Accounts receivable - billed	$ 728,716	$ 664,099
Accounts receivable - unbilled	263,997	229,695
Less - allowances	(21,211)	(28,726)
Accounts receivable, net	$ 971,502	$ 865,068